Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term employee benefits	$ 47	$ 53	$ 51
Post-employment benefits	1	1	1
Other long-term employee benefits	14	12	10
Share-based payments	30	29	29
Total	$ 92	$ 95	$ 91